ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2022
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 4. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2022	September 30, 2021
Accounts Payable	$22,181	$23,365
Accrued Liabilities and Other Payables	150,302	211,649
TOTAL	$172,483	$235,014

The accounts payable comprises amounts owing to individuals for professional and technical services provided to the Company.

Items included in the accrued liabilities and other payables are advances from non-related parties and accrued expenses for services received. As of September 30, 2022, the balance mainly consisted of advances from individuals. As of September 30, 2021, the balance mainly consisted of advances from individuals of $171,532 and accrued payroll of $2,481.